Business Combinations (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Summary of total consideration transferred and fair value of assets acquired
The following table summarizes the total consideration transferred for NattyMac and the fair value of assets acquired on the acquisition date:

Consideration:
Cash consideration	$512
Fair value of contingent consideration	2,095
Total consideration	2,607
Fair value of assets acquired:
Identified intangible assets	3,710
Property and equipment	57
Other assets	12
Total fair value of assets acquired	3,779
Bargain purchase gain	$1,172
Acquisition-related expenses	$406
The following table summarizes the total consideration transferred to acquire Crossline and the preliminary fair values of assets acquired and liabilities assumed on the acquisition date:

Consideration:
Cash consideration	$9,765
Fair value of contingent consideration	1,706
Total consideration	11,471
Fair value of assets acquired:
Cash and cash equivalents (including restricted cash)	3,688
Mortgage loans held for sale	28,394
Identified intangible assets	2,204
MSRs	344
Other assets	2,333
Total fair value of assets acquired	36,963
Fair value of liabilities assumed:
Warehouse lines of credit	27,454
Other liabilities	1,676
Total fair value of liabilities assumed	29,130
Fair value of net assets acquired	7,833
Preliminary goodwill	$3,638
Acquisition-related expenses	$122

Summary of unaudited proforma financial information
The following summary of unaudited pro forma financial information presents revenues, net income and per share amounts of the Company as if the acquisition of Crossline had occurred on January 1, 2011.

	Year ended December 31,
	2013	2012	2011
Pro forma revenues	$176,083	$110,875	$35,637
Pro forma net income	$25,271	$21,347	$4,301
Pro forma earnings per share:
Basic	$1.80	$6.65	$1.35
Diluted	$1.48	$2.82	$1.15